Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 5,282	$ 5,866
Cash and cash equivalents	33,030	29,195	$ 30,681	$ 31,111
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 7,174	$ 5,822